Consolidated statements of comprehensive loss - CAD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Consolidated statements of comprehensive loss
Revenues [note 20]	$ 5,651,502	$ 7,350,946	$ 3,513,788
Cost of sales [note 7]	4,023,409	4,065,381	1,909,606
Cost of sales - EMotion	91,667
Gross profit	1,536,426	3,285,565	1,604,182
Expenses
Research and development [note 17]	5,704,912	2,242,794	1,489,953
Office salaries and benefits [note 17]	4,014,181	3,335,799	1,754,613
Selling and marketing expenses	3,470,772	1,972,306	1,086,057
Professional fees	3,764,465	3,590,816	1,633,477
Office and general	3,100,024	1,949,583	1,239,457
Share-based compensation [note 19]	1,136,182	2,699,481	7,121,444
Impairment loss on debentures [note 8]	2,637,000	0	0
Depreciation	588,957	268,490	184,855
Net finance income (expense) [note 22]	(1,604,536)	223,660	2,256,392
Other income	(117,470)	(143,922)	(153,749)
Operating expense	22,694,487	16,139,007	16,612,499
Loss before tax	(21,158,061)	(12,853,442)	(15,008,317)
Income taxes [note 23]
Current tax expense (recovery)	(70,607)	182,854	131,403
Deferred tax expense (recovery)	(210,268)	75,489	(25,813)
Total income tax expense (recovery)	(280,875)	258,343	105,590
Net loss for the period	(20,877,186)	(13,111,785)	(15,113,907)
Items of comprehensive income that will be subsequently reclassified to earnings:
Foreign currency translation differences for foreign operations, net of tax	334,957	309,105	388,566
Other comprehensive income, net of tax	334,957	309,105	388,566
Total comprehensive loss for the year, net of tax	$ (20,542,229)	$ (12,802,680)	$ (14,725,341)
Weighted average shares outstanding, Basic	9,268,709	8,318,121	7,412,899
Weighted average shares outstanding, Diluted	9,268,709	8,318,121	7,412,899
Basic loss per share	$ (2.25)	$ (1.58)	$ (2.04)
Diluted loss per share	$ (2.22)	$ (1.58)	$ (2.04)